SHAREHOLDERS' EQUITY - Share Capital - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends
Dividend paid per common share (in CAD per share)	$ 0.12	$ 0.12	$ 0.12
Dividends declared	$ 26.7	$ 27.7	$ 29.3